Prepaid Expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Prepaid Expenses
Prepaid Expenses

NOTE 5 – PREPAID EXPENSES

At September 30, 2020 and March 31, 2020, the Company had $177,207 and $132,023 in prepaid expenses, respectively. At September 30, 2020 the total prepaids amount of $177,207 was made up primarily of $132,403 in prepaid expenses – short term and $44,804 in prepaid expenses (net of current). Of the $132,403 classified as prepaid expenses – short term, approximately $80,000 is made up of advertising and marketing services yet to be performed. The $44,804 classified as prepaid expenses (net of current) is entirely made up of costs incurred related to our S-1 filing with the Securities and Exchange Commission and will be recorded as a reduction of proceeds should we be successful in raising capital through this S-1 offering.

NOTE 6 – PREPAID EXPENSES

As of March 31, 2020, the Company had approximately $132,023 in prepaid expenses recorded on our balance sheet, respectively, as follows: i) approximately $100,000 in marketing services; ii) approximately $10,000 in annual OTC listing license; and iii) approximately $6,000 in insurance costs.

As of March 31, 2019, the Company had approximately $34,327 in prepaid expenses recorded on our balance sheet, respectively, as follows: i) approximately $10,000 in annual OTC listing license; ii) $2,000 in SEC filing service services; iii) $7,000 in insurance costs; and iv) $10,000 in legal services.